Commitments (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2018	Jan. 31, 2013	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 22, 2018	Dec. 31, 2012
Disclosure of contingent liabilities in business combination [line items]
Lease Expire dates			2020
EnerNOC [Member]
Disclosure of contingent liabilities in business combination [line items]
Term of agreement		5 years
Air Products and Chemicals [Member]
Disclosure of contingent liabilities in business combination [line items]
Term of agreement		15 years
Remaining term of agreement		6 years
ECOM LTDA [Member]
Disclosure of contingent liabilities in business combination [line items]
Termination period of agreement	February 2019
ECOM LTDA [Member]
Disclosure of contingent liabilities in business combination [line items]
Termination period of agreement	February 2020
ECOM LTDA [Member]
Disclosure of contingent liabilities in business combination [line items]
Termination period of agreement	February 2019
Primental Technologies [Member]
Disclosure of contingent liabilities in business combination [line items]
Termination period of agreement			16 months
Percentage of advance payment			20.00%
USD [Member]
Disclosure of contingent liabilities in business combination [line items]
Rental expenses relating to operating leases			$ 700	$ 500	$ 1,100
Consideration of sales and used tax							$ 2,452,028
Interest on sales and used tax							$ 394,138
USD [Member] | EnerNOC [Member]
Disclosure of contingent liabilities in business combination [line items]
Annual consideration			2,800	$ 1,000	$ 1,000
USD [Member] | Air Products and Chemicals [Member]
Disclosure of contingent liabilities in business combination [line items]
Commitments to purchase equipment		$ 30,000
Initial payment		1,200
Monthly payment		400
Remaining amount under agreement		$ 28,800
USD [Member] | ECOM LTDA [Member]
Disclosure of contingent liabilities in business combination [line items]
Obligation under agreements	$ 6,100
USD [Member] | ECOM LTDA [Member]
Disclosure of contingent liabilities in business combination [line items]
Obligation under agreements	6,300
USD [Member] | ECOM LTDA [Member]
Disclosure of contingent liabilities in business combination [line items]
Obligation under agreements	$ 5,200
USD [Member] | Primental Technologies [Member]
Disclosure of contingent liabilities in business combination [line items]
Obligation under agreements						$ 1,670
Estimated project cost			$ 23,200